Contract Assets in respect of Concession Arrangements for the Construction and Operation of Photovoltaic Systems (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) MWh kWh	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Detailed Information About Contract Assets [Line Items]
Contract assets	$ 99,416	$ 106,774	$ 287,042
Peirot HaGolan [Member]
Disclosure Of Detailed Information About Contract Assets [Line Items]
Total capacity in MW | MWh	1.5
Stake in the project	51.00%
Tariff approval for the facility (agorot per kWh) | kWh	53.99
Rate of return on the contract asset	5.75
Contract assets	$ 2,704
Expiry date of the contract	30/06/2035
Sde Nehemia [Member]
Disclosure Of Detailed Information About Contract Assets [Line Items]
Total capacity in MW | MWh	0.63
Stake in the project	100.00%
Tariff approval for the facility (agorot per kWh) | kWh	53.99
Rate of return on the contract asset	5.75
Contract assets	$ 870
Expiry date of the contract	31/03/2035
Barbur [Member]
Disclosure Of Detailed Information About Contract Assets [Line Items]
Total capacity in MW | MWh	0.5
Stake in the project	51.00%
Tariff approval for the facility (agorot per kWh) | kWh	53.99
Rate of return on the contract asset	5.75
Contract assets	$ 680
Expiry date of the contract	31/03/2035
Talmei Bilu [Member]
Disclosure Of Detailed Information About Contract Assets [Line Items]
Total capacity in MW | MWh	10
Stake in the project	100.00%
Tariff approval for the facility (agorot per kWh) | kWh	102.46
Rate of return on the contract asset	6.5
Contract assets	$ 34,062
Expiry date of the contract	30/09/2033
Mivtachim [Member]
Disclosure Of Detailed Information About Contract Assets [Line Items]
Total capacity in MW | MWh	10
Stake in the project	100.00%
Tariff approval for the facility (agorot per kWh) | kWh	130.39
Rate of return on the contract asset	8
Contract assets	$ 40,411
Expiry date of the contract	30/09/2033
Kramim [Member]
Disclosure Of Detailed Information About Contract Assets [Line Items]
Total capacity in MW | MWh	5
Stake in the project	100.00%
Tariff approval for the facility (agorot per kWh) | kWh	96.31
Rate of return on the contract asset	6
Contract assets	$ 13,170
Expiry date of the contract	31/12/2033
Idan [Member]
Disclosure Of Detailed Information About Contract Assets [Line Items]
Total capacity in MW | MWh	3
Stake in the project	100.00%
Tariff approval for the facility (agorot per kWh) | kWh	96.31
Rate of return on the contract asset	6
Contract assets	$ 7,519
Expiry date of the contract	30/09/2033